Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Financials Fund	Sep. 28, 2024
Fidelity Advisor Financials Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.49%
Past 5 years	11.70%
Past 10 years	8.26%
Fidelity Advisor Financials Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.91%
Past 5 years	10.86%
Past 10 years	7.70%
Fidelity Advisor Financials Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.84%
Past 5 years	9.25%
Past 10 years	6.65%
Fidelity Advisor Financials Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.20%
Past 5 years	12.18%
Past 10 years	8.26%
Fidelity Advisor Financials Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.78%
Past 5 years	11.94%
Past 10 years	8.23%
Fidelity Advisor Financials Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.35%
Past 5 years	13.34%
Past 10 years	9.22%
Fidelity Advisor Financials Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.50%
Past 5 years	13.48%
Since Inception	9.63%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXZ92
Average Annual Return:
Past 1 year	13.51%
Past 5 years	12.16%
Past 10 years	9.93%

[1]	A From October 2, 2018 .